Capital structure and financial items - Financial risks - Cash and cash equivalents and financial reserves (Details) kr in Millions	Dec. 31, 2024 DKK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Cash at bank	kr 15,655		kr 14,392		kr 12,653	kr 10,719
Marketable securities	10,653		15,838		10,921
Undrawn committed credit facility	22,380		11,552		11,527
Undrawn bridge facility	6,341		0		0
Borrowings	(11,775)		(5,431)		(480)
Financial reserves	kr 43,254		kr 36,351		kr 34,621
EUR Undrawn committed credit facility
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Maximum borrowing capacity | €		€ 3,000,000,000		€ 1,550,000,000